Label	Element	Value
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	snn_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 4,633,000,000
Ifrs Cumulative Effect of New Accounting Principle in Period of Adoption	snn_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(11,000,000)
Share Premium [Member]
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	snn_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	605,000,000
Retained Earnings [Member]
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	snn_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	4,318,000,000
Ifrs Cumulative Effect of New Accounting Principle in Period of Adoption	snn_IfrsCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(11,000,000)
Capital Redemption Reserve [Member]
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	snn_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	17,000,000
Other Reserves [Member]
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	snn_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(228,000,000)	[1]
Issued Capital [Member]
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	snn_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	178,000,000
Treasury Shares [Member]
Equity Adjusted for Cumulative Effect of New Accounting Principle in Period of Adoption	snn_EquityAdjustedForCumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (257,000,000)	[2]

[1]	Other reserves comprises gains and losses on cash flow hedges, foreign exchange differences on translation of foreign operations and net changes on fair value of trading investments. The cumulative translation loss within other reserves at 31 December 2018 was $339m (2017: $207m loss, 2016: $388m loss).
[2]	Refer to Note 19.2 for further information.